Bank Premises, Furniture, Fixtures and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,190,393	$ 1,140,753	$ 1,149,029